Accounts Payable and Accrued Liabilities (Table)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2020	2019
Trade payables	$30,543	$5,783
Machinery and equipment payables	13,044	2,106
Accrued expenses	113,688	31,145
Value added tax payable	4,682	515
Other tax payable	1,885	488
Withholding tax payable	301	74
Bonus and benefit payables	44,098	10,884
Other payables	3,187	7,895
Total accounts payable and accrued liabilities	$211,428	$58,890